Organization and Principal Activities	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities
1.	Organization and Principal Activities

(a)	Principal activities

Gridsum Holding Inc. (“Company”), through its consolidated subsidiaries and variable interest entities (“VIEs”) (collectively referred to as the “Group”), provides sophisticated data analysis software for multinational and domestic enterprises and government agencies in the People’s Republic of China (“PRC”).

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIE subsidiaries. As of December 31, 2017, the Company’s operating subsidiaries, operating VIE and operating VIE subsidiaries were as follows:

Operating Subsidiaries	Equity interests held	Place and Date of Incorporation
Gridsum Holding (China) Limited	100%	Hong Kong, July 2014
Dissector (Beijing) Technology Co., Ltd.	100%	PRC, October 2014

Operating VIE	Economic interests held	Place and Date of Incorporation
Gridsum Holding (Beijing) Co., Ltd	100%	PRC, August 2014

Operating VIE Subsidiaries	Economic interests held	Place and Date of Incorporation
Beijing Gridsum Technology Co., Ltd.	100%	PRC, December 2005
Beijing Moment Everlasting Ad Co., Ltd.	100%	PRC, January 2011
Guoxinjunhe (Beijing) Technology Co., Ltd.	100%	PRC, April 2012
Beijing Yunyang Ad Co., Ltd.	100%	PRC, March 2013
Beijing Guoxinwangyan Technology Co., Ltd.	80%	PRC, August 2015
Beijing Gridsum Yizhun Technology Co., Ltd.	100%	PRC, February 2016
Beijing Zhixunyilong Software Co., Ltd.	100%	PRC, May 2017
Beijing Gridsum Wang’an Technology Co., Ltd.	100%	PRC, June 2017
Beijing Hainatianchuang Technology Development Co., Ltd.	51%	PRC, August 2017

(b)	Reorganization

The Company was incorporated in the Cayman Islands on July 21, 2014.

The Group began operations in December 2005 through Beijing Gridsum Technology Co., Ltd (“Beijing Gridsum”), a PRC domestic company established by our founders. Beijing Gridsum established two wholly owned subsidiaries, Beijing Moment Everlasting Ad Co., Ltd. (“Beijing Moment”) and Guoxinjunhe (Beijing) Technology Co., Ltd. (“Guoxinjunhe”), in January 2011 and April 2012, respectively. Beijing Moment established a wholly owned subsidiary, Beijing Yunyang Ad Co., Ltd. (“Beijing Yunyang”) in March 2013.

From July to December 2014, the Group undertook a reorganization (“2014 Restructuring”) and established the Company under the laws of the Cayman Islands; the Company established a wholly owned Hong Kong subsidiary, Gridsum Holding (China) Limited (“Gridsum HK”), which in turn established a wholly owned subsidiary in China, Dissector (Beijing) Technology Co. Ltd. (“WFOE”). Also as part of this 2014 Restructuring, Gridsum Holding (Beijing) Co., Ltd. (“Gridsum PRC Holding”) was established to acquire full ownership of Beijing Gridsum, Beijing Moment and Guoxinjunhe from Beijing Gridsum.

On December 22, 2014, the WFOE entered into a series of contractual agreements (“VIE agreements”) with Gridsum PRC Holding and the shareholders of Gridsum PRC Holding, as a result of which Gridsum PRC Holding became a VIE of which the Company is the primary beneficiary, and the Company consolidates the financial results of Gridsum PRC Holding and its subsidiaries. Prior to the 2014 Restructuring, the Group was controlled by a predecessor Cayman Islands entity, which through another restructuring in 2010 (“2010 Restructuring”) controlled the Group entities in China according to a set of contractual arrangements containing terms and conditions identical to those of the VIE agreements. The 2010 Restructuring was undertaken in order to facilitate an international financing completed in September 2010 as well as to comply with relevant government regulations and policies in the PRC. The VIE agreements have superseded the 2010 contractual arrangements. Prior to the 2010 Restructuring, the Group’s founders and management held 100% of the beneficial ownership interest in Beijing Gridsum. In the 2010 Restructuring, the predecessor Cayman Islands entity was established with the same beneficial ownership structure as Beijing Gridsum. Therefore, the Group’s founders and management held 100% of the beneficial ownership interests in, and maintained control of, the Group immediately before and after the 2010 restructuring.

In the 2014 Restructuring, the Company was established with the same beneficial ownership structure as the predecessor Cayman Islands entity. Therefore, the Group’s founders, management and the then outstanding Preferred Shareholders held 100% of the beneficial ownership interests in, and maintained control of, the Group immediately before and after the 2014 Restructuring.

The entities included in the 2010 Restructuring and 2014 Restructuring were under common control and the two reorganizations have been accounted for in a manner akin to a pooling of interest as if the Company, through its wholly owned subsidiaries, had been in existence and been the primary beneficiary of the VIEs throughout the periods presented in the consolidated financial statements.

(c)	Contracts with Variable Interest Entitles

To comply with applicable PRC laws and regulations, the Group conducts operations in China principally through Beijing Gridsum, Beijing Moment, Guoxinjunhe, Beijing Yunyang, Beijing Guoxinwangyan Technology Co., Ltd. and Beijing Gridsum Yizhun Technology Co., Ltd. The WFOE has entered into a series of contractual arrangements with the parent of these companies, Gridsum PRC Holding, and the shareholders of Gridsum PRC Holding. These contractual arrangements allow the Company to exercise effective control over Gridsum PRC Holding and to receive substantially all of the economic benefits of Gridsum PRC Holding. As a result of these contractual arrangements, the Company is the primary beneficiary of Gridsum PRC Holding, and the Company treats it as a VIE in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of the currently effective contractual arrangements among the WFOE, Gridsum PRC Holding and the shareholders of Gridsum PRC Holding:

Exclusive Business Cooperation Agreement. Under the Exclusive Business Cooperation Agreement dated December 22, 2014, between the WFOE and Gridsum PRC Holding, Gridsum PRC Holding has appointed the WFOE as its exclusive provider of technical support, business support and related consulting services and has agreed to accept all consultations and services provided by the WFOE and, without prior written consent of the WFOE, not to accept the same or any similar consultations and/or services provided by, or establish similar cooperation relationships with, any third party. In consideration of the services provided by the WFOE, Gridsum PRC Holding has agreed to pay the WFOE, on a quarterly basis, service fees equal to 90% of Gridsum PRC Holding’s net income (which equals gross income less mutually agreed costs). The parties can reasonably adjust the calculation of such service fees. The WFOE shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual property owned and used by the WFOE during the performance of the agreement. The term of the agreement is 10 years and may be extended if confirmed in writing by the WFOE prior to expiration (and Gridsum PRC Holding shall unconditionally accept such extension). Gridsum PRC Holding shall not terminate the agreement prior to its expiration, unless the WFOE commits gross negligence or fraudulent act against Gridsum PRC Holding, whereas the WFOE may terminate the agreement upon giving 30 days’ prior written notice to Gridsum PRC Holding at any time.

Exclusive Option Agreements. Under the Exclusive Option Agreements dated December 22, 2014, between the WFOE, Gridsum PRC Holding and the shareholders of Gridsum PRC Holding, the shareholders of Gridsum PRC Holding granted to the WFOE an irrevocable and exclusive right to purchase, or designate other person(s) to purchase, to the extent permitted by PRC laws, at any time all or part of such shareholders’ equity interests in Gridsum PRC Holding. The purchase price shall be equal to the registered capital of Gridsum PRC Holding multiplied by the portion of equity interests to be purchased and RMB10.00, or, if there is any mandatory provision regarding the purchase price under PRC laws, the lowest price permitted by PRC laws. Without prior written consent of the WFOE, Gridsum PRC Holding shall not: (i) supplement, change or amend its articles of association, increase or decrease its registered capital or change its capital structure in any manner, (ii) sell, transfer, mortgage or dispose of or create security interest on, its assets, business or legal right to collect interests, (iii) create, succeed to, guarantee or permit any debt, except for debts arising in the course of the ordinary or daily business operation, (iv) enter into any material contract (i.e., any contract with a value exceeding RMB1,000,000), or (v) provide loan or credit to Gridsum PRC Holding’s shareholders in any form; and the shareholders of Gridsum PRC Holding shall not sell, transfer, mortgage or dispose of or create security interest on, such shareholders’ legal or beneficial interest in the equity interests in Gridsum PRC Holding. The term of these agreements is 10 years and may be renewed at the WFOE’s election.

Shareholders’ Voting Rights Proxy Agreements. Under the Shareholders’ Voting Rights Proxy Agreements dated December 22, 2014, between the WFOE, Gridsum PRC Holding and the shareholders of Gridsum PRC Holding, the shareholders of Gridsum PRC Holding irrevocably authorize the WFOE or its designee to act on their behalf as their exclusive agent and attorney with respect to all matters concerning their shareholder rights, including, without limitation, to propose, convene and attend shareholder meetings as the proxy of such shareholders and to exercise all of such shareholder’s voting rights provided under PRC laws or the articles of association of Gridsum PRC Holding. Each agreement will remain effective until the equity interest of the respective shareholder in Gridsum PRC Holding is transferred to the WFOE.

Equity Pledge Agreements. Under the Equity Pledge Agreements dated December 22, 2014, between the WFOE, Gridsum PRC Holding and the shareholders of Gridsum PRC Holding, the shareholders of Gridsum PRC Holding pledge all of their equity interests in Gridsum PRC Holding to the WFOE as security for the performance of the obligations of Gridsum PRC Holding and its shareholders under the Exclusive Business Cooperation Agreement, the Exclusive Option Agreements and the Shareholders’ Voting Rights Proxy Agreements. In the event of breach of any secured obligation by Gridsum PRC Holding or the respective shareholder, the WFOE is entitled to all remedial rights and powers afforded under PRC laws, including to receive proceeds from auctions or sale-offs of the pledged equity. No dividend or distribution can be paid or made to the shareholders in respect of the pledged equity unless consented by the WFOE, and the dividends or distributions received by the shareholders shall first be applied to satisfy the secured obligations. The pledges will be released upon the full and complete performance of the secured obligations and the full payment of losses and fees resulted from a breach of those agreements by Gridsum PRC Holding or its shareholders. The equity pledges have been registered with the registration authorities of industry and commerce in accordance with PRC laws.

In addition to the contractual agreements described above, the Company has entered into an Exclusive Rights Arrangement with the predecessor Cayman Islands entity on December 22, 2014. Under this agreement, the Company exercises effective control over the predecessor Cayman Islands entity and receives substantially all of the economic benefits of the predecessor Cayman Islands entity. As a result of this agreement, the Company is the primary beneficiary of the predecessor Cayman Islands entity, and the Company treats it as a VIE. The Company consolidates the financial results of the predecessor Cayman Islands entity and its subsidiaries in the Company’s consolidated financial statements. The following is a summary of the Exclusive Rights Arrangement among the Company, the predecessor Cayman Islands entity and the shareholders of the predecessor Cayman Islands entity that was in effect until termination on August 10, 2015 in connection with the completion of the 2014 Restructuring.

All the shareholders agreed to irrevocably assign and entrust to the Company any and all of their respective voting rights and dividends rights with respect to any and all of the equity securities they held in the predecessor Cayman Islands entity. All the actions associated with any shareholder’s voting rights conducted by the Company shall be deemed as such shareholders’ own actions, and all the shareholders’ resolutions executed by the Company shall be deemed to be executed by all of the shareholders themselves. Each shareholder agreed to refrain from exercising any of the voting rights associated with its shareholding in the predecessor Cayman Islands entity, all of which have been authorized and entrusted to the Company. If a dividend or other distribution is declared, paid or set aside, each shareholder shall immediately transfer to the Company any and all of such dividend or distribution. No dividend or distribution, whether in cash, in property or in any other equity securities of the predecessor Cayman Islands entity, shall be declared, paid, set aside or made without the written consent of the Company.

Risks in relation to the VIE structure

In the opinion of the Company’s management, the contractual arrangements discussed above have resulted in the Company and the WFOE having the power to direct activities that most significantly impact the VIEs and VIE subsidiaries, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIEs and VIE subsidiaries at its discretion. The Company and the WFOE believe they have the right to receive all the benefits and assets of the VIEs and VIE subsidiaries, except for registered capital of the VIEs and VIE subsidiaries totaling RMB124,000, RMB124,000 and RMB146,000 as of December 31, 2015, 2016 and 2017, respectively. As the VIEs and VIE subsidiaries organized in the PRC were established as limited liability companies under PRC law, their creditors do not have recourse to the general credit of the WFOE for the liabilities of these VIEs and VIE subsidiaries, and the WFOE does not have the obligation to assume the liabilities of these VIEs and VIE subsidiaries.

The Company believes that its contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. In addition, the shareholders of Gridsum PRC Holding are also beneficial owners of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the VIE agreements.

On January 19, 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft FIE Law, that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises, or FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach our VIE arrangements, and as a result our PRC-organized VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing VIEs, such as Gridsum PRC Holding, that operate in restricted or prohibited industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If the restrictions and prohibitions on foreign invested enterprises included in the Draft FIE Law are enacted and enforced in their current form, our ability to use our VIE arrangements and our ability to conduct business through them could be severely limited.

The Company’s ability to control Gridsum PRC Holding and its subsidiaries also depends on the WFOE’s rights, under the Shareholders’ Voting Rights Proxy Agreements, to vote on all matters requiring shareholder approval. As noted above, the Company believes these Shareholders’ Voting Rights Proxy Agreements are legally enforceable, but yet they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements between the WFOE, Gridsum PRC Holding and their respective shareholders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	block Group websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate its businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Company to lose the right to direct the activities of the Gridsum PRC Holding or the right to receive its economic benefits, the Company would no longer be able to consolidate the financial statements of Gridsum PRC Holding and its subsidiaries. The Company believes the likelihood of losing the benefits of the Group’s current ownership structure and contractual arrangements with Gridsum PRC Holding is remote based on the current facts and circumstances.

There is no VIE in which the Group has a variable interest but is not the primary beneficiary. Currently there is no contractual arrangement that could require the Group to provide additional financial support to the VIEs.

The consolidated financial information of the VIEs and VIE subsidiaries, including the inter-group transactions with other entities in the Group, has been included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Total assets	584,080	672,499	1,054,865
Total liabilities	580,242	570,740	996,074

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Net revenues	290,403	533,681	558,393
Net income	24,060	105,597	160,550

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Net cash provided by/(used in) operating activities	142,418	(109,839)	(148,018)
Net cash used in investing activities	(23,454)	(45,968)	(22,920)
Net cash (used in)/provided by financing activities	(4,000)	62,151	201,019

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs, except for registered capital of the VIEs and VIE subsidiaries totaling RMB124,000, RMB124,000 and RMB146,000 as of December 31, 2015, 2016 and 2017, respectively. As the consolidated VIEs are incorporated as limited liability companies under the Company Law of the People’s Republic of China, creditors do not have recourse to the general credit of the Company for the liabilities of the consolidated VIEs.

Liquidity

The Group has been incurring recurring losses from operations since inception. Accumulated losses from operations were RMB196,866, RMB310,847, and RMB549,911 as of December 31, 2015, 2016 and 2017, respectively. The net cash used in operating activities was RMB97,377, RMB235,177 and RMB306,704 for the years ended December 31, 2015, 2016 and 2017, respectively.

The Group’s ability to fund operations is based on its ability to generate cash, its ability to attract investors and its ability to borrow funds on reasonable economic terms. Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. The Group has been continuously receiving financing support from outside investors. The Group completed its initial public offering in September 2016 (see Note 12) and completed a USD$40 million convertible note issuance on May 5, 2018 (see Note 18). Moreover, the Company can adjust the pace of its expansion and control Group operating expenses. Based on the above considerations, the Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. See Note 18 for more discussion of the Group’s liquidity.

(d)	Initial Public Offering

The Company completed its initial public offering (“IPO”) on September 23, 2016 on The Nasdaq Stock Market and the underwriters subsequently exercised their over-allotment option on October 3, 2016. The Company issued and sold a total of 7,705,000 American Depositary Shares (“ADSs”) pursuant to these transactions. Each ADS represents one Class B ordinary share of the Company. The net proceeds received by the Company, after deducting commissions and offering expenses, amounted to approximately US$87.1 million. Upon the completion of the IPO, all of the Company’s outstanding preferred shares were converted into Class B ordinary shares immediately as of the same date.